Segment Information (Tables)	3 Months Ended	12 Months Ended
	Sep. 30, 2022	Jun. 30, 2022
Segment Reporting [Abstract]
Schedule of Segment Information

A measure of segment assets and liabilities has not been currently provided to the Company’s CODM and therefore is not shown below. The following tables present the Company’s segment information:

	For the three months ended September 30,
	2022	2021
Revenues:
EEG iGaming segment	8,595,346	14,662,588
EEG Games segment	1,009,918	1,745,703

Total	9,605,264	16,408,291

Adjusted EBITDA
EEG iGaming segment	(461,195)	(944,227)
EEG Games segment	(546,796)	(876,508)
Other(1)	(2,214,448)	(2,496,142)
Total Adjusted EBITDA	(3,222,439)	(4,316,877)

Adjusted for:
Interest expense	(1,058,408)	(2,345,196)
Change in fair value of derivative liability	274,864	-
Change in fair value of warrant liability	2,450,556	11,808,600
Change in fair value of contingent consideration	179,468	-
Other non-operating income (loss), net	46,450	(1,411,185)
Depreciation and amortization	(1,862,718)	(3,230,736)
Right of use asset amortization	(18,443)	(111,616)
Stock-based Compensation	(921,991)	(882,372)
Cost of acquisition	(35,930)	(62,999)
Net loss	(4,168,591)	(552,381)

(1)	Other comprises of corporate and overhead costs.
(2)	The Company has no intersegment revenues or costs and thus no eliminations required.
(3)	The Company defines Adjusted EBITDA as earnings (loss) before, as applicable to the particular period, interest expense; income taxes; depreciation and amortization, including right of use asset amortization; stock-based compensation; cost of acquisition; asset impairment charges; loss on extinguishment of senior convertible note; loss on conversion of senior convertible note; change in fair value of derivative liability; change in fair value of warrant liability; change in fair value of contingent consideration; and other non-operating income (loss), net, and certain other non-recurring, non-cash or non-core items (included in table above).

A measure of segment assets and liabilities has not been currently provided to the Company’s CODM and therefore is not shown below. The following tables present the Company’s segment information:

	For the year ended June 30,
	2022	2021
Revenues:
EEG iGaming segment	53,104,795	16,231,028
EEG Games segment	5,246,855	552,886

Total	58,351,650	16,783,914

Adjusted EBITDA
EEG iGaming segment	(7,526,205)	(6,740,890)
EEG Games segment	(4,915,549)	(454,467)
Other(1)	(12,960,209)	(7,475,738)
Total Adjusted EBITDA	(25,401,963)	(14,671,095)

Adjusted for:
Interest expense	(6,423,039)	(698,973)
Loss on conversion of senior convertible note	(5,999,662)	-
Loss on extinguishment of senior convertible note	(28,478,804)	-
Change in fair value of derivative liability	(10,882,241)	-
Change in fair value of warrant liability	31,468,270	(1,549,924)
Change in fair value of contingent consideration	2,355,308	(1,748,607)
Other non-operating income (loss), net	(584,466)	(460,328)
Income tax benefit (expense)	5,674,442	3,811,536
Depreciation and amortization	(12,026,581)	(3,416,252)
Asset impairment charges	(46,498,689)	-
Stock-based Compensation	(5,165,653)	(4,129,726)
Cost of acquisition	(269,012)	(3,509,365)
Net loss	(102,232,090)	(26,372,734)